Convertible Redeemable Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2018
Convertible Redeemable Preferred Shares [Abstract]
Schedule of convertible redeemable preferred shares activities
	Series A-1 & A-2		Series A-3		Series B		Series C		Series D		Total
	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)
Balances as of January 1, 2016	295,000,000	1,340,034	24,210,431	276,695	—	—	—	—	—	—	319,210,431	1,616,729
Proceeds from Series A-1 Preferred Shares	—	401,478	—	—	—	—	—	—	—	—	—	401,478
Issuance of preferred shares	—	—	—	—	102,144,675	1,862,134	—	—	—	—	102,144,675	1,862,134
Accretion on convertible redeemable preferred shares to redemption value	—	798,481	—	29,983	—	152,769	—	—	—	—	—	981,233
Balances as of December 31, 2016	295,000,000	2,539,993	24,210,431	306,678	102,144,675	2,014,903	—	—	—	—	421,355,106	4,861,574
Proceeds from Series A-1 Preferred Shares	—	266,511	—	—	—	—	—	—	—	—	—	266,511
Issuance of preferred shares	—	—	—	—	12,722,646	240,066	166,205,830	4,398,313	213,585,003	7,314,387	392,513,479	11,952,766
Accretion on convertible redeemable preferred shares to redemption value	—	2,205,227	—	120,451	—	40,011	—	56,283	—	154,963	—	2,576,935
Balances as of December 31, 2017	295,000,000	5,011,731	24,210,431	427,129	114,867,321	2,294,980	166,205,830	4,454,596	213,585,003	7,469,350	813,868,585	19,657,786

	Series A-1 & A-2		Series A-3		Series B		Series C		Series D		Total
	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)
Balances as of December 31, 2017	295,000,000	5,011,731	24,210,431	427,129	114,867,321	2,294,980	166,205,830	4,454,596	213,585,003	7,469,350	813,868,585	19,657,786
Issuance of Series A-3 Preferred Shares (note 24(c))	—	—	7,509,933	—	—	—	—	—	—	—	7,509,933	—
Proceeds from Series D Preferred Shares	—	—	—	—	—	—	—	—	—	78,651	—	78,651
Accretion on convertible redeemable preferred shares to redemption value	—	7,091,163	—	565,979	—	2,417,979	—	2,375,943	—	1,216,227	—	13,667,291
Conversion of Series A-1 and A-2 Preferred Shares to Ordinary shares	(295,000,000)	(12,102,894)	—	—	—	—	—	—	—	—	(295,000,000)	(12,102,894)
Conversion of Series A-3 Preferred Shares to Ordinary shares	—	—	(31,720,364)	(993,108)	—	—	—	—	—	—	(31,720,364)	(993,108)
Conversion of Series B Preferred Shares to Ordinary shares	—	—	—	—	(114,867,321)	(4,712,959)	—	—	—	—	(114,867,321)	(4,712,959)
Conversion of Series C Preferred Shares to Ordinary shares	—	—	—	—	—	—	(166,205,830)	(6,830,539)	—	—	(166,205,830)	(6,830,539)
Conversion of Series D Preferred Shares to Ordinary shares	—	—	—	—	—	—	—	—	(213,585,003)	(8,764,228)	(213,585,003)	(8,764,228)
Balances as of December 31, 2018	—	—	—	—	—	—	—	—	—	—	—	—